Document And Entity Information	9 Months Ended
Jul. 31, 2013
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jul. 31, 2013
Entity Registrant Name	CROSSROADS SYSTEMS INC
Entity Central Index Key	0001093207
Entity Filer Category	Smaller Reporting Company